Intangible assets and goodwill - Summary of Pre-tax Discount Rates Attributable to Significant Cash-Generating Units (Details)	Dec. 31, 2022	Dec. 31, 2021
Iberia
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	8.70%	9.30%
Great Britain
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.30%	9.90%
Germany
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	7.90%	9.30%
Australia
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.10%	0.00%
Pacific
Disclosure of information for cash-generating units [line items]
Discount rate applied to cash flow projections	9.70%	0.00%